Defined Benefit Plans - Schedule of Benefit Payments under Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 97
2017	106
2018	40
2019	41
2020	45
2021-2025	469
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	5
2017	5
2018	5
2019	6
2020	6
2021-2025	$ 26